Note 4 - Receivables - Summary of Receivables (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivables	$ 974,323	$ 476,164
Allowance for credit losses	0	0
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 974,323	$ 476,164